Discontinued Operations (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 03, 2018	Jun. 27, 2019	Dec. 31, 2018	Apr. 08, 2019	Jul. 31, 2018
Discontinued Operations [Abstract]
Aggregate loan amount					$ 1,625
Accrued interest					9.00%
Converted equity percentage	82.36%
Goodwill			$ 160
Additional intangible assets			$ 273
Amount of income (loss)	$ 2,400	$ 616
Aggregate of additional loan amount				$ 822
Interest percentage				9.00%